Schedule of impairment testing carrying amount of goodwill (Details)	Jun. 30, 2025 SGD ($)
IfrsStatementLineItems [Line Items]
Goodwill	$ 10,349,250
Bethesda Medical Clinic (Suntec) [Member]
IfrsStatementLineItems [Line Items]
Goodwill	3,721,673
Bethesda Medical Clinic (Grantral Mall-Macpherson) [Member]
IfrsStatementLineItems [Line Items]
Goodwill	1,812,274
Bethesda Medical Clinic (Toa Payoh) [Member]
IfrsStatementLineItems [Line Items]
Goodwill	1,632,637
Bethesda Medical Clinic (Beach Road) [Member]
IfrsStatementLineItems [Line Items]
Goodwill	1,185,408
Bethesda Medical Clinic (Margaret Drive) [Member]
IfrsStatementLineItems [Line Items]
Goodwill	847,978
Bethesda Medical Clinic (Tampines) [Member]
IfrsStatementLineItems [Line Items]
Goodwill	$ 1,149,280